Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]
Subsequent Events

13. SUBSEQUENT EVENTS

On May 26, 2017, HK AiXin International Group Co., Limited, a Hong Kong limited company (“AiXin HK”) established on February 25, 2016 to serve as an intermediate holding company, entered an acquisition agreement with the Company and its shareholders to acquire 100% ownership of the Company for RMB 100,000,000 ($14.56 million). On May 27, 2017, the local government of the PRC issued a certificate of approval regarding the foreign ownership of AiXin Zhonghong by AiXin HK.

AiXin (BVI) International Group Co., Ltd. (“Aixin BVI”) was incorporated in British Virgin Islands on September 21, 2017 to serve as a holding company. On November 17, 2017, AiXin BVI and AiXin HK entered a share exchange agreement, wherein AiXin BVI acquired 100% ownership of AiXin HK in exchange for the issuance of 10 shares of the commons stock of Aixin BVI.

On December 12, 2017, AiXin BVI and its shareholders entered into and closed a share exchange agreement, with Mercari Communications Group, Ltd (“Mercari”), pursuant to which Mercari acquired 100% of the issued and outstanding capital stock of Aixin BVI in exchange for a total of 227,352,604 shares of Mercari’s common stock. In addition, the Company desired to issue 45,224,085 shares of Mercari’s common stock to three individuals for services rendered to the Company. After giving effect to the Share Exchange and new shares issued to three individuals, Mercari had outstanding 317,988,089 shares of common stock, representing all of Mercari’s authorized shares of common stock.

As a result of the Share Exchange described above, AiXin BVI became the wholly-owned subsidiary of Mercari, and AiXin BVI owns all of the outstanding shares of AiXin HK, which in turn owns all of the outstanding shares of AiXin Zhonghong. Neither AiXin BVI nor AiXin HK had operations prior to December 12, 2017.

For accounting purposes, the acquisition of AiXin BVI by Mercari was accounted for as a reverse acquisition and has been treated as a recapitalization of Mercari, effected by a share exchange, with AiXin BVI as the accounting acquirer. Since neither AiXin BVI nor AiXin HK had operations prior to December 12, 2017, the historical financial statements of AiXin Zhonghong are now the historical financial statements of the registrant, Mercari. The assets and liabilities of AiXin Zhonghong have been brought forward at their book value and no goodwill has been recognized.

13. SUBSEQUENT EVENTS

On May 26, 2017, HK AiXin International Group Co., Limited, a Hong Kong limited company (“AiXin HK”) established on February 25, 2016 to serve as an intermediate holding company, entered an acquisition agreement with the Company and its shareholders to acquire 100% ownership of the Company for RMB 100,000,000 ($14.56 million). On May 27, 2017, the local government of the PRC issued a certificate of approval regarding the foreign ownership of AiXin Zhonghong by AiXin HK.

AiXin (BVI) International Group Co., Ltd. (“Aixin BVI”) was incorporated in British Virgin Islands on September 21, 2017 to serve as a holding company. On November 17, 2017, AiXin BVI and AiXin HK entered a share exchange agreement, wherein AiXin BVI acquired 100% ownership of AiXin HK in exchange for the issuance of 10 shares of the commons stock of Aixin BVI.

On December 12, 2017, AiXin BVI and its shareholders entered into and closed a share exchange agreement, with Mercari Communications Group, Ltd (“Mercari”), pursuant to which Mercari acquired 100% of the issued and outstanding capital stock of Aixin BVI in exchange for a total of 227,352,604 shares of Mercari’s common stock. In addition, the Company desired to issue 45,224,085 shares of Mercari’s common stock to three individuals for services rendered to the Company. After giving effect to the Share Exchange and new shares issued to three individuals, Mercari had outstanding 317,988,089 shares of common stock, representing all of Mercari’s authorized shares of common stock.

As a result of the Share Exchange described above, AiXin BVI became the wholly-owned subsidiary of Mercari, and AiXin BVI owns all of the outstanding shares of AiXin HK, which in turn owns all of the outstanding shares of AiXin Zhonghong. Neither AiXin BVI nor AiXin HK had operations prior to December 12, 2017.

For accounting purposes, the acquisition of AiXin BVI by Mercari was accounted for as a reverse acquisition and has been treated as a recapitalization of Mercari, effected by a share exchange, with AiXin BVI as the accounting acquirer.  Since neither AiXin BVI nor AiXin HK had operations prior to December 12, 2017, the historical financial statements of AiXin Zhonghong are now the historical financial statements of the registrant, Mercari. The assets and liabilities of AiXin Zhonghong have been brought forward at their book value and no goodwill has been recognized.